Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Stock Portfolio
Investment Objective
Thrivent Large Cap Stock Portfolio seeks long-term capital growth.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or variable life insurance contract, you will have additional expenses including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees	Thrivent Large Cap Stock Portfolio Class A
Maximum Sales Charge (load)
Maximum Deferred Sales Charge (load)

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Thrivent Large Cap Stock Portfolio Class A
Management Fees	0.62%
Other Expenses	0.05%
Total Annual Portfolio Operating Expenses	0.67%

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed, your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions, your cost would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
Thrivent Large Cap Stock Portfolio | Class A | USD ($)	68	214	373	835

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 66% of the average value of its portfolio.
Principal Strategies
Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities of large companies. The Adviser focuses mainly on the securities of large domestic and international companies which have market capitalizations similar to those in the S&P 500 Index, the Russell 1000® Index, or the large company market capitalizations classifications published by Lipper, Inc. Should the Adviser determine that the Portfolio would benefit from reducing the percentage of its assets invested in securities of large cap companies from 80% to a lesser amount, it will notify you at least 60 days prior to such a change.

The Portfolio seeks to achieve its investment objective by investing primarily in domestic and international common stocks. The Portfolio may buy and sell futures contracts to either hedge its exposure or obtain exposure to certain investments. The Portfolio may also invest in series of the Thrivent Core Funds, which are mutual funds that are only offered to the Portfolio and its affiliates and that do not charge an investment advisory fee. The Adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.

The Portfolio may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.
Principal Risks
The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Derivatives Risk. The use of derivatives (such as futures and swaps) involves additional risks and transaction costs which could leave the Portfolio in a worse position than if it had not used these instruments. Changes in the value of the derivative may not correlate as intended with the underlying asset, rate or index, and the Portfolio could lose much more than the original amount invested. Derivatives can be highly volatile, illiquid and difficult to value. Derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligations.

Foreign Securities Risk. Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates. Foreign securities may also be more difficult to resell than comparable U.S. securities because the markets for foreign securities are often less liquid. Even when a foreign security increases in price in its local currency, the appreciation may be diluted by adverse changes in exchange rates when the security’s value is converted to U.S. dollars. Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

Investment Adviser Risk. The Portfolio is actively managed and the success of the Portfolio's investment strategy depends significantly on the skills of the Adviser in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Issuer Risk. Issuer risk is the possibility that factors specific to a company to which the Portfolio is exposed will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Large Cap Risk. Large cap companies may be unable to respond quickly to new competitive challenges such as changes in technology. They may also not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.
Volatility and Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five-, and ten-year periods compared to a broad-based securities market index. The index is the MSCI World Large Cap Index—USD Net Returns, which measures the performance of large cap stocks in developed countries throughout the world. Call (800) THRIVENT (847-4836) or visit Thrivent.com for performance results current to the most recent month-end.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Annual Return (%)

Best Quarter:	Q3 '09	+16.13%
Worst Quarter:	Q4 '08	(22.18)%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 30, 2016)
Average Annual Total Returns - Thrivent Large Cap Stock Portfolio	1 Year	5 Years	10 Years
Class A	5.42%	11.25%	4.42%
MSCI World Large Cap Index - USD Net Returns (reflects no deduction for fees, expenses or taxes)	7.51%	10.32%	3.75%